Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41873
Entity Registrant Name	FENBO HOLDINGS LIMITED
Entity Central Index Key	0001957001
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares and Class B Ordinary Shares, par value US$0.0001
Trading Symbol	FEBO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Fenbo Holdings Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2025 and 2024, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	SR CPA & Co
Auditor Location	Hong Kong
Auditor Firm ID	7249
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,062,500
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2343 3328
Contact Personnel Name	Huang Hongwu
Contact Personnel Email Address	huanghongwu@fenbo.com